Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2025 Portfolio
September 30, 2022
VIPF2025-NPRT3-1122
1.822350.117
Domestic Equity Funds - 27.8%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	383,608	14,481,188
VIP Equity-Income Portfolio Initial Class (a)	618,365	13,641,125
VIP Growth & Income Portfolio Initial Class (a)	763,867	16,766,883
VIP Growth Portfolio Initial Class (a)	286,909	20,447,990
VIP Mid Cap Portfolio Initial Class (a)	134,459	4,191,103
VIP Value Portfolio Initial Class (a)	649,262	9,901,252
VIP Value Strategies Portfolio Initial Class (a)	367,698	4,879,355
TOTAL DOMESTIC EQUITY FUNDS (Cost $66,664,362)		84,308,896

International Equity Funds - 27.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	3,609,488	31,980,063
VIP Overseas Portfolio Initial Class (a)	2,702,286	51,235,351
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $92,960,736)		83,215,414

Bond Funds - 44.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,469,235	33,408,730
Fidelity International Bond Index Fund (a)	1,129,128	9,981,495
Fidelity Long-Term Treasury Bond Index Fund (a)	1,604,638	16,608,004
VIP High Income Portfolio Initial Class (a)	1,122,807	5,030,177
VIP Investment Grade Bond II Portfolio - Initial Class (a)	7,314,673	68,026,463
TOTAL BOND FUNDS (Cost $146,814,105)		133,054,869

Short-Term Funds - 0.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $2,157,783)	2,157,783	2,157,783

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $308,596,986)	302,736,962
NET OTHER ASSETS (LIABILITIES) - 0.0%	(32,331)
NET ASSETS - 100.0%	302,704,631

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	32,945,426	14,284,863	8,891,656	-	(236,874)	(4,693,029)	33,408,730
Fidelity International Bond Index Fund	7,091,139	6,665,552	2,630,395	42,293	(124,367)	(1,020,434)	9,981,495
Fidelity Long-Term Treasury Bond Index Fund	13,374,126	13,035,882	4,634,029	280,730	(386,855)	(4,781,120)	16,608,004
VIP Contrafund Portfolio Initial Class	19,678,366	5,958,101	4,935,723	170,265	(334,692)	(5,884,864)	14,481,188
VIP Emerging Markets Portfolio Initial Class	43,133,138	13,521,547	11,716,806	-	(1,142,512)	(11,815,304)	31,980,063
VIP Equity-Income Portfolio Initial Class	20,815,467	3,733,337	8,076,439	24,373	59,565	(2,890,805)	13,641,125
VIP Government Money Market Portfolio Initial Class 2.72%	7,981,124	5,007,514	10,830,850	1,420	(5)	-	2,157,783
VIP Growth & Income Portfolio Initial Class	23,695,903	5,489,111	9,081,173	42,080	569,798	(3,906,756)	16,766,883
VIP Growth Portfolio Initial Class	20,125,466	13,287,468	6,078,551	872,867	(427,742)	(6,458,651)	20,447,990
VIP High Income Portfolio Initial Class	7,783,442	1,171,980	2,961,900	2,762	(157,908)	(805,437)	5,030,177
VIP Investment Grade Bond II Portfolio - Initial Class	-	91,278,426	17,814,942	-	(383,411)	(5,053,610)	68,026,463
VIP Investment Grade Bond Portfolio Initial Class	96,640,695	18,102,509	102,789,813	4,166,823	(11,165,964)	(787,427)	-
VIP Mid Cap Portfolio Initial Class	5,773,032	1,494,175	1,697,290	122,246	(89,035)	(1,289,779)	4,191,103
VIP Overseas Portfolio Initial Class	67,973,251	25,555,878	16,333,802	485,903	(1,268,437)	(24,691,539)	51,235,351
VIP Value Portfolio Initial Class	15,261,149	2,914,445	6,183,218	183,432	249,466	(2,340,590)	9,901,252
VIP Value Strategies Portfolio Initial Class	7,476,361	1,303,882	2,676,249	58,677	208,232	(1,432,871)	4,879,355
	389,748,085	222,804,670	217,332,836	6,453,871	(14,630,741)	(77,852,216)	302,736,962

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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